Significant accounting policies (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Brazilian real [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		5.18	4.02
Average foreign exchange rate		5.14	4.11
New Peruvian Sol [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		3.62	3.31
Average foreign exchange rate		3.60	3.35
Argentine peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		84.14	59.83
Average foreign exchange rate		82.62	59.86
Japanese yen [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		105.56	108.90
Average foreign exchange rate		103.81	109.12
Euro [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		0.81	0.89
Average foreign exchange rate		0.82	0.90
Mexican peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		19.93	18.89
Average foreign exchange rate		19.97	19.11
Australian dollar [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		1.30	1.43
Average foreign exchange rate		1.33	1.45
Pound Sterling [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		0.74	0.76
Average foreign exchange rate		0.74	0.76
South African rand [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		14.61	14.06
Average foreign exchange rate		14.88	14.42
Chilean peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		710.95	748.74
Average foreign exchange rate		731.92	767.22
Chinese yuan [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		6.51	6.98
Average foreign exchange rate		6.53	7.01
Indian rupee [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		73.30	71.31
Average foreign exchange rate		73.65	71.16
Thai Baht [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		29.94	29.97
Average foreign exchange rate		30.08	30.22
Turkish lira [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		7.36	5.94
Average foreign exchange rate		7.70	5.85
Uf [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	[1]	40.89	37.81
Average foreign exchange rate	[1]	39.73	36.90

[1]	US$ per UF